Directors and senior management - Summary of Directors and Senior Management Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Directors And Senior Management Expense [Line Items]
Share-based compensation	$ 807	$ 539	$ 359
Total	13,971	12,092	12,131
Directors and Senior Management
Disclosure Of Directors And Senior Management Expense [Line Items]
Short-term benefits	33	27	14
Retirement benefits	2	3	3
Share-based compensation	17	16	17
Termination and related amounts	1	2	2
Total	$ 53	$ 48	$ 36